Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees					12 Months Ended
	Jun. 09, 2021 € / shares shares	May 29, 2021	Jun. 11, 2020 employee € / shares shares	Jun. 06, 2019 employee € / shares shares	Dec. 31, 2021 € / shares shares	Sep. 15, 2021 shares
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	10,376,190		12,952,925	9,845,111	10,590,000
Subscription price | € / shares	€ 30.50		€ 26.20	€ 40.10	€ 30.50
Free shares - Number of shares granted	213,523		207,458	202,226
Shares granted			1,380	5,932
Number of beneficiaries | employee			276	1,187